Investor A C Institutional And Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK 40/60 TARGET ALLOCATION FUND	Sep. 30, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	277
Expense Example, with Redemption, 10 Years	647
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	591
Expense Example, with Redemption, 3 Years	750
Expense Example, with Redemption, 5 Years	922
Expense Example, with Redemption, 10 Years	1,421
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	244
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,562
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	$ 1,285